Note 25 - Post-employment and other employee benefit commitments. Plan Assets Breakdown (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	€ 38,000,000	€ 56,000,000	€ 26,000,000
Debt Instruments [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2,707,000,000	2,668,000,000	2,080,000,000
Property Amount [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	0	0	0
Investment Funds Member
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	1,000,000	2,000,000	2,000,000
Insurance Contract [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	140,000,000	142,000,000	132,000,000
Other Assets [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	0	0	0
Total Member
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2,887,000,000	2,869,000,000	2,241,000,000
Bank Account In Bbva [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	4,000,000	4,000,000	3,000,000
Debt Securities Issued By Bbva [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	€ 0	€ 0	€ 0